PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE - Schedule in Impact of a Change in Discount Rates, Electricity Prices and Terminal Capitalization Rates on the Fair Value of Property, Plant and Equipment (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ 2,162	$ 5,605
25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,370)	(2,160)
25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(550)	(570)
25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,430	2,460
25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	620	640
5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	2,250	2,200
5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(2,250)	(2,200)
North America | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,430)	(1,630)
North America | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(400)	(450)
North America | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,580	1,780
North America | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	450	510
North America | 5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	1,140	1,520
North America | 5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(1,140)	(1,520)
Colombia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(630)	(400)
Colombia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(150)	(120)
Colombia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	520	550
Colombia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	170	130
Colombia | 5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	720	560
Colombia | 5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(720)	(560)
Brazil | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(100)	(90)
Brazil | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	100	90
Brazil | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Brazil | 5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	130	100
Brazil | 5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(130)	(100)
Europe | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(90)	(40)
Europe | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	100	40
Europe | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0	0
Europe | 5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	110	20
Europe | 5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(110)	$ (20)
Australia | 25 bps increase in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	(120)
Australia | 25 bps increase in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0
Australia | 25 bps decrease in discount rates | Discount rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	130
Australia | 25 bps decrease in discount rates | Terminal capitalization rate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	0
Australia | 5% increase in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	150
Australia | 5% decrease in future long-term energy prices | Future energy prices
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (150)